Stockholders' Equity (Tables)	12 Months Ended
May 27, 2012
Stockholders' Equity Note [Abstract]
Share Repurchase Authorizations And Cumulative Share Repurchases
Share repurchase authorizations and cumulative share repurchases under these authorizations, are as follows:

(in millions)	May 27, 2012
Share repurchase authorizations	187.4
Cumulative shares repurchased	170.9

Total Shares And Related Cost Of Common Stock Repurchased
The total shares and related cost of our common stock we repurchased was as follows:

(in millions)	Fiscal Year
	2012		2011		2010
	Shares	Cost	Shares	Cost	Shares	Cost
Treasury stock repurchases	8.2	$375.1	8.6	$385.5	2.0	$85.1

Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), net of tax, are as follows:

(in millions)	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) on Marketable Securities	Unrealized Gains (Losses) on Derivatives	Benefit Plan Funding Position	Accumulated Other Comprehensive Income
Balances at May 30, 2010	$(2.2)	$0.3	$1.1	$(70.3)	$(71.1)
Gain (loss)	1.8	0.2	(5.1)	10.7	7.6
Reclassification realized in net earnings	—	—	(0.1)	3.8	3.7
Balances at May 29, 2011	$(0.4)	$0.5	$(4.1)	$(55.8)	$(59.8)
Gain (loss)	(1.2)	(0.1)	(47.9)	(45.6)	(94.8)
Reclassification realized in net earnings	—	—	2.3	5.7	8.0
Balances at May 27, 2012	$(1.6)	$0.4	$(49.7)	$(95.7)	$(146.6)